Stockholders' Equity and Share-Based Compensation - Stock Option Activity (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Sep. 29, 2012 Y	Sep. 24, 2011 Y	Sep. 25, 2010
Schedule Of Share Based Compensation Arrangements [Line Items]
Number of Shares, Options outstanding	15,478
Number of Shares, Granted	2,259	2,249	2,858
Number of Shares, Assumed from Gen-Probe Acquisition	3,663
Number of Shares, Cancelled/Forfeited	(903)
Number of Shares, Exercised	(2,457)
Number of Shares, Options outstanding	18,039	15,478
Number of Shares, Options exercisable at September 29, 2012	8,141
Number of Shares, Options vested and expected to vest at September 29, 2012	17,385
Weighted Average Exercise Price, Outstanding, Beginning Balance	$ 17.01
Weighted-Average Exercise Price, Granted	$ 17.21
Weighted-Average Exercise Price, Assumed from Gen-Probe Acquisition	$ 15.28
Weighted-Average Exercise Price, Cancelled/Forfeited	$ 18.28
Weighted-Average Exercise Price, Exercised	$ 11.27
Weighted Average Exercise Price, Outstanding, Ending Balance	$ 17.40	$ 17.01
Weighted-Average Exercise Price, Options exercisable at September 29, 2012	$ 18.73
Weighted-Average Exercise Price, Options vested and expected to vest at September 29, 2012	$ 17.47
Weighted-Average Remaining Contractual Life in Years, Options outstanding	4.11
Weighted Average Remaining Contractual Term, Outstanding, Ending Balance	4.40	4.11
Weighted-Average Remaining Contractual Life in Years, Options exercisable at September 29, 2012	3.15
Weighted-Average Remaining Contractual Life in Years, Options vested and expected to vest at September 29, 2012	4.33
Aggregate Intrinsic Value, Options outstanding, Beginning balance	$ 30,455
Aggregate Intrinsic Value, Exercised	20,399	12,300	7,300
Aggregate Intrinsic Value, Options outstanding, Ending balance	78,962	30,455
Aggregate Intrinsic Value, Options exercisable at September 29, 2012	37,574
Aggregate Intrinsic Value, Options vested and expected to vest at September 29, 2012	$ 75,870